Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2025
Offsetting Financial Assets And Financial Liabilities [Abstract]
Offsetting financial assets and financial liabilities	Offsetting financial assets and financial liabilities
The Barclays Bank Group reports financial assets and financial liabilities on a net basis on the balance sheet only if there is a legally enforceable right to set-off the recognised amounts and there is intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:
▪All financial assets and liabilities that are reported net on the balance sheet.
▪All derivative financial instruments and reverse repurchase and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.

Barclays Bank Group	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangement s3	Balance sheet total[4]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[1]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[2]	Net amount
As at 31 December 2025	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	290,878	(42,571)	248,307	(194,772)	(42,576)	10,959	3,885	252,192
Reverse repurchase agreements and other similar secured lending[5]	779,249	(629,905)	149,344	—	(148,995)	349	918	150,262
Total assets	1,070,127	(672,476)	397,651	(194,772)	(191,571)	11,308	4,803	402,454
Derivative financial liabilities	(278,710)	43,257	(235,453)	194,772	28,444	(12,237)	(5,304)	(240,757)
Repurchase agreements and other similar secured borrowing[5]	(805,574)	629,905	(175,669)	—	175,669	—	(1,839)	(177,508)
Total liabilities	(1,084,284)	673,162	(411,122)	194,772	204,113	(12,237)	(7,143)	(418,265)

As at 31 December 2024
Derivative financial assets	333,711	(47,207)	286,504	(230,260)	(41,586)	14,658	5,852	292,356
Reverse repurchase agreements and other similar secured lending[5]	700,005	(556,219)	143,786	—	(143,347)	439	1,398	145,184
Total assets	1,033,716	(603,426)	430,290	(230,260)	(184,933)	15,097	7,250	437,540
Derivative financial liabilities	(318,990)	46,040	(272,950)	230,260	27,660	(15,030)	(6,381)	(279,331)
Repurchase agreements and other similar secured borrowing[5]	(737,053)	556,219	(180,834)	—	180,834	—	(4,587)	(185,421)
Total liabilities	(1,056,043)	602,259	(453,784)	230,260	208,494	(15,030)	(10,968)	(464,752)
Notes
1.Amounts offset for derivative financial assets additionally includes cash collateral netted of £6,086m (2024: £5,126m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £5,400m (2024: £6,293m). Settlement assets and liabilities have been offset amounting to £38,196m (2024: £25,133m).
2.Financial collateral of £42,576m (2024: £41,586m) was received in respect of derivative assets, including £29,930m (2024: £28,953m) of cash collateral and £12,646m (2024: £12,633m) of non-cash collateral. Financial collateral of £28,444m (2024: £27,660m) was placed in respect of derivative liabilities, including £23,267m (2024: £23,109m) of cash collateral and £5,177m (2024: £4,551m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
3.This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
4.The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and
‘Amounts not subject to enforceable netting arrangements’.
5.Reverse repurchase agreements and other similar secured lending of £150,262m (2024: £145,184m) is split by fair value £132,600m (2024:
£141,791m) and amortised cost £17,662m (2024: £3,393m). Repurchase agreements and other similar secured borrowing of £177,508m (2024:
£185,421m) is split by fair value £158,857m (2024: £156,024m) and amortised cost £18,651m (2024: £29,397m).
These offsetting collateral arrangements and other credit risk mitigation strategies used by the Barclays Bank Group are further explained in the Credit risk management section.